Property Acquisition	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Property Acquisition
PROPERTY ACQUISITION
On January 20, 2017, Baytex acquired heavy oil properties in the Peace River area of Alberta for total consideration of $66.1 million, including closing adjustments. The purchase price was adjusted for the results of operations between the effective date of December 1, 2016 and closing of the acquisition. The acquired properties provide additional development opportunities located immediately adjacent to Baytex's existing Peace River lands.

The acquisition was accounted for as a business combination whereby the net assets acquired and the liabilities assumed were recorded at fair value at the acquisition date. The fair value of the oil and gas properties acquired was determined using a third-party evaluation of proved plus probable reserves with an effective date of December 31, 2017, utilizing forward prices at the date of acquisition and adjustment for the results of operations between the acquisition date and December 31, 2017. The asset retirement obligations were determined using internal estimates of the timing and estimated costs associated with the abandonment, restoration and reclamation of the wells and facilities acquired using a market discount rate of 12%.

Final estimates of fair value assigned to the assets acquired and liabilities assumed at the date of acquisition are set forth below.

Consideration for the acquisition:
Cash paid	$66,084
Total consideration	$66,084

Purchase price equation:
Oil and gas properties	$89,526
Crude oil inventory(1)	988
Trade and other payables	(5,400)
Asset retirement obligations	(19,030)
Total net assets acquired	$66,084
(1) Crude oil inventory is included as part of trade and other receivables, as at the acquisition date.

For the period from January 20, 2017 to December 31, 2017, the acquired properties contributed revenues, net of royalties, of $61.0 million and operating income (revenues, net of royalties, less operating, transportation and blending expenses) of $10.8 million.